Principal Accounting Policies (Details 6) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NetEase Beijing
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%	50.00%
Boguan
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%	50.00%
NetEase Hangzhou
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%
PRC
Statutory reserves
Appropriations to general reserve funds and statutory surplus funds	58,816	244,358	161,522
PRC | General reserve fund
Statutory reserves
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required.	50.00%
PRC | General reserve fund | Minimum
Statutory reserves
Required minimum percentage of annual appropriations	10.00%
PRC | Statutory surplus reserve
Statutory reserves
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required.	50.00%
PRC | Statutory surplus reserve | Minimum
Statutory reserves
Required minimum percentage of annual appropriations	10.00%